Depreciation and Amortization (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Depreciation and Amortization
Cost of goods sold	$ 2,222	¥ 15,473	¥ 18,985	¥ 16,981
Selling expenses	0	0		11
Administrative expenses	3,732	25,978	25,524	25,885
Depreciation	$ 5,954	¥ 41,451	¥ 44,509	¥ 42,877